Income Tax (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Income Tax
12.	Income Taxes

For each of the years ended December 31, 2019 and 2018, current tax provisions and current deferred tax provisions were recorded as follows:

	As of December 31,
	2019	2018
Current Tax Provision
Federal	$-	$21,000
State	(25,000)	(21,000)
Foreign	2,000	(5,000)
	(23,000)	(5,000)
Deferred Tax Provision
Federal	-	-
State	2,000	6,000
Foreign	(6,000)	63,000
	(4,000)	69,000
Total Tax Provision
Federal	-	21,000
State	(23,000)	(15,000)
Foreign	(4,000)	58,000
	$(27,000)	$64,000

The net deferred tax assets and liabilities have been reported in other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 as follows:

	As of December 31,
	2019	2018
Deferred Tax Assets:
NOL carryforwards	$14,730,000	$15,756,000
UK NOL carryforwards	552,000	534,000
Allowance for doubtful accounts	92,000	97,000
Compensation and vacation accrual	57,000	58,000
Operating accruals	6,000	285,000
Research and experimentation, AMT and foreign tax credits	126,000	126,000
Texas margin tax credit	106,000	120,000
Lease liabilities	854,000	-
Other	846,000	850,000
Total gross deferred tax assets	17,369,000	17,826,000
Valuation allowance	(16,218,000)	(17,149,000)
Net deferred tax assets	1,151,000	677,000
Deferred Tax Liabilities:
Capitalized software	497,000	523,000
Right of use assets	544,000	-
Fixed assets and intangibles	45,000	86,000
Foreign	47,000	45,000
Total gross deferred liabilities	1,133,000	654,000
Net deferred taxes	$18,000	$23,000

The reconciliation of computed expected income taxes to effective income taxes by applying the federal statutory rate of 21% is as follows:

	As of December 31,
	2019	2018
Tax at federal income tax rate	$424,000	$68,000
State provision	(23,000)	(15,000)
Foreign tax differential	(2,000)	13,000
Change in valuation allowance	(429,000)	(20,000)
Permanent items	3,000	(3,000)
Other	-	21,000
Total Provision	$(27,000)	$64,000

The net change in the total valuation allowance for the year ended December 31, 2019 was an increase of $429,000. The net change in the total valuation allowance for the year ended December 31, 2018 was an increase of $20,000. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and planning strategies in making this assessment. Based on the level of historical operating results and projections for the taxable income for the future, the Company has determined that it is more likely than not that the portion of deferred taxes not utilized through the reversal of deferred tax liabilities will not be realized. Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

At December 31, 2019, the Company had NOL carryforwards of approximately $63,354,000 for federal income tax purposes, which will continue expiring in 2020, and approximately $29,195,000 for state income tax purposes, which will continue expiring in 2020. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state NOL carryforwards due to continued operating losses. Under Internal Revenue Code (“IRC”) Section 382 and similar state provisions, ownership changes may limit the annual utilization of NOL carryforwards existing prior to a change in control that are available to offset future taxable income. Such limitations would reduce, potentially significantly, the gross deferred tax assets disclosed in the table above related to the NOL carryforwards. The Company performed a Section 382 analysis as of December 31, 2018 to determine the impact of any changes in ownership. Based on this analysis, no ownership change occurred that would limit the use of the NOLs. The Company does not believe there has been a material change in its ownership between the Section 382 analysis completed through December 31, 2018 and the year ended December 31, 2019 that would indicate a limit on the use of the NOLs. The Company continues to disclose the NOL carryforwards at their original amount in the table above as no potential limitation has been quantified. The Company also established a full valuation allowance for substantially all deferred tax assets, including the NOL carryforwards, since the Company could not conclude that it was more likely than not able to generate future taxable income to realize these assets. In addition, the Company has approximately $133,000 of state tax credit tax carryforwards that expire in the years 2020 through 2026.

The deferred tax assets as of December 31, 2019 include a deferred tax asset of $442,000 representing NOLs arising from the exercise of stock options by Company employees for 2005 and prior years. To the extent the Company realizes any tax benefit for the NOLs attributable to the stock option exercises, such amount would be credited directly to stockholders’ equity.

United States income taxes were not provided on unremitted earnings from non-United States subsidiaries. Such unremitted earnings are considered to be indefinitely reinvested and determination of the amount of taxes that might be paid on these undistributed earnings is not practicable.

The Company and its subsidiaries are subject to federal income tax as well as income tax of multiple state jurisdictions. With few exceptions, the Company is no longer subject to income tax examination by tax authorities in major jurisdictions for years prior to 2015. However, to the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward, and make adjustments up to the amount of the carryforwards. The Company is not currently under examination by the IRS or state taxing authorities.

Brooklyn Immunotherapeutics, LLC [Member]
Income Tax

NOTE 13 INCOME TAX

The Successor is a limited liability company treated as a partnership for federal and state income tax purposes, and the taxable income or loss is passed through to its members. The Successor is subject to the Unincorporated Business Tax (“UBT”) on taxable income attributable to New York City. As of December 31, 2019, the Company has an operating loss carryforward of approximately $10,941,526 available to offset future taxable income, which does not expire.

The Successor files its Federal, New York State, and New York City returns. The Federal, New York State, and New York City returns for the years ended December 31, 2019 and 2018 remain open to examination. The Successor is not currently undergoing any tax audit and has not received notice of an audit. The Successor tax benefits for the year and December 31, 2019 and for the period from November 6, 2018 through December 31, 2018 result from increases in the gross deferred tax assets and are offset by a corresponding tax expense due to an increase in the valuation allowance associated with those same deferred tax assets, resulting in an effective tax rate of 0%.

The Predecessor filed its income tax returns in the U.S. Federal jurisdiction, the state of New York and New York City. Federal, state and city income tax returns, for the years ended December 31, 2016 through December 31, 2018 remain open to examination by the IRS and state jurisdictions. The Predecessor is not currently undergoing any audit and has not received notice of audit or any notifications from the IRS for any of the open tax years.

The Predecessor tax benefits during each period, which resulted from increases in the gross deferred tax assets as well as tax credits related to qualified research and development expenses incurred during the period, were offset by a corresponding tax expense due to an increase in the valuation allowance associated with those same deferred tax assets, resulting in an effective tax rate of 0%.

The income tax benefit consists of the following:

	Successor		Predecessor
	For the Year Ended December 31, 2019	For the period from November 6, 2018 through December 31, 2018	For the period from January 1, 2018 through November 5, 2018
Federal:
Current	$-	$-	$-
Deferred	-	-	8,266,417
State and local:
Current		-
Deferred	357,482	80,179	5,438,948
	357,482	80,179	13,705,365
Change in valuation allowance	(357,482)	(80,179)	(13,705,365)
Income tax benefit (provision)	$-	$-	$-

Deferred tax assets and liabilities consist of the effects of temporary differences as shown in the table below. Deferred tax assets have been fully reserved by a valuation allowance since it is more likely than not that such tax benefits will not be realized.

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforward	$424,800	$80,179
Less: valuation allowance	(424,800)	(80,179)
Total	$-	$-